Operating Lease - Schedule of operating lease cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Fixed payments and variable payments that depend on an index or rate	$ 1,000
Operating lease cost	$ 1,000